Federal Home Loan Bank and Other Borrowings - Summary of Outstanding Advances From FHLB (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances	$ 20,000	$ 10,000
2.44% Fixed
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances	$ 10,000
Federal home loan bank maturity	Jan. 16, 2019
Federal home loan bank rate	2.44%
2.48% Fixed
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances	$ 10,000
Federal home loan bank maturity	Jan. 28, 2019
Federal home loan bank rate	2.48%
1.26% Fixed
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances		$ 5,000
Federal home loan bank maturity		Jan. 22, 2018
Federal home loan bank rate		1.26%
1.38% Fixed
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances		$ 5,000
Federal home loan bank maturity		Feb. 12, 2018
Federal home loan bank rate		1.38%